Related-Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term benefits (1)	$ 3	$ 2
Share-based benefits (2)	2	2
Total compensation	5	4
Senior officers [member]
Disclosure of transactions between related parties [line items]
Short-term benefits (1)	23	23
Post-employment benefits	3	3
Share-based benefits (2)	38	35
Total compensation	$ 64	$ 61